Stockholders' Equity (Details) - $ / shares	7 Months Ended
	Dec. 31, 2020	Sep. 24, 2020
Stockholders’ Equity (Details) [Line Items]
Preferred stock shares authorized	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized	380,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares of common stock issued	34,500,000
Shares of common stock outstanding	32,920,207
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized	20,000,000
Common stock par value (in Dollars per share)	$ 0.0001
Shares of common stock issued	8,625,000
Shares of common stock outstanding	8,625,000